BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES (Details)	Dec. 31, 2023 USD ($)
IAS 1 Amendments
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Reclassification Of Warrant Liability	$ 741